Commitments and Contingencies:	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure
Commitments and Contingencies:

8. Commitments and Contingencies:

(a) Long-term leases:

The Partnership employs its vessels under time charter contracts. Certain of its time charters provide for variable lease payments, escalating lease payments, charterers’ options to extend the lease terms, termination clauses and charterers’ options to purchase the underlying assets. The Partnership, in order to calculate future minimum contracted lease payments, has assessed all the relevant factors that create an economic incentive for the lessee to be reasonably certain to exercise lease renewal, termination or purchase options.

Two of the Partnership’s time charters contain escalating lease payments and two of its time charters contain both fixed lease and variable lease payments. The variable lease payments relate to services and executory costs (the “Opex Lease Element”). The Opex Lease Element is determined on a cost pass through basis on the vessel’s actual operating expenses for each applicable year. Under time charters, the vessels are employed for a specific period of time in accordance with the terms of each agreement. Normally, the charterer has the option to redeliver the vessel to the owner in a period that varies a few days more or less from the contractual termination date. For certain of its time charters, the Partnership has provided to its charterers, the option to extend the lease term for additional periods under the same or different terms. The options are exercised close to the original termination dates.

Specifically, under one of the Partnership’s time charters, the charterer has options to extend a three year contract, by two consecutive 12 month periods, at escalating rates and, under two of its time charters, the charterer has the option to extend the original lease term by three consecutive periods of five years, the first declared at the original termination date and each of the two remaining at or close to the termination of each option period. Certain time charters are subject to the satisfaction of important conditions, which, if not satisfied, or waived by the charterer, may result in their cancellation or amendment and in such case the Partnership may not receive the contracted revenues thereunder.

The Partnership assessed the respective termination clauses and concluded that the lease term is not affected. In addition, under certain time charters and, upon certain circumstances triggering a sanctions event, as defined therein, the charterers have the option to purchase the vessels unless the Partnership can remediate such event.

The Partnership’s maturity analysis of future minimum contracted lease payments (excluding variable lease payments) under its non-cancelable long-term time charter contracts, as of December 31, 2020, gross of brokerage commissions, without taking into consideration any assumed off-hire days (including those arising out of periodical class survey requirements), is as analyzed below:

Year ending December 31,	Amount
2021	114,794
2022	103,824
2023	103,824
2024	103,935
2025	103,478
2026 and thereafter	447,063
Total	$976,918

(b) Legal Proceedings:

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership’s vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities which should be disclosed (other than that referred below) or for which a provision should be established in the accompanying consolidated financial statements. The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is then able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Partnership is covered in the event of any liabilities associated with the individual vessels’ actions up to the maximum limits as provided for by the Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

On May 16, 2019, a purported stockholder of the Partnership filed a putative class action lawsuit against the Partnership and certain related entities and individual officers and directors of the Partnership in the United States District Court for the Southern District of New York (Case No.19- cv-04512). The complaint purports to be brought on behalf of shareholders who purchased the common stock of the Partnership between February 16, 2018 and March 21, 2019. The Complaint generally alleges that the defendants violated Sections 10(b) and/or 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder by making allegedly false and/or misleading statements regarding, among other matters, new charter agreements that the Partnership entered into with various energy companies and the Partnership’s expectations about its ability to sustain its quarterly distribution.

The complaint seeks unspecified damages, attorneys’ fees, and other costs. On August 19, 2019, the Court appointed a group of shareholders as Lead Plaintiffs in the action, who filed an amended complaint on September 26, 2019. The amended complaint makes allegations similar to those in the original complaint, extends the class period (December 21, 2017 through March 21, 2019), adds as defendants three additional directors of the Partnership and the underwriters of the Partnership’s Series B Preferred Units Offering, and asserts new claims under Section 20A of the Securities Exchange Act of 1934 on behalf of plaintiffs who acquired Partnership securities or sold put options contemporaneously with the Series B Preferred Units Offering, and under Sections 11, 12(a)(2) and 15 of the Securities Act of 1933 based on allegedly false and/or misleading statements in the offering documents for the Series B Preferred Units Offering.  The Partnership, related entity defendants, and underwriter defendants filed a motion to dismiss the amended complaint on December 5, 2019, which is now fully briefed, but has not yet been decided by the Court. Subsequent to December 31, 2020, the parties reached an agreement in principle to settle the litigation. The settlement is subject to documentation and court approval. The settlement will be covered in full by the Partnership´s directors’ and officers’ insurance. The Partnership, related entity defendants, and individual defendants continue to believe that the claims asserted against them in the litigation are without merit, have not conceded or admitted any wrongdoing or liability, and are not conceding any wrongdoing or liability in agreeing to settle the litigation.

 (c) Technical and Commercial Management Agreement:

As further disclosed in Note 3, the Partnership has contracted with Dynagas Ltd. for the provision of commercial, administrative and technical management of its vessels pursuant to certain Management Agreements. For the commercial services provided under the Management Agreements, the Partnership pays a commission of 1.25% over the charter-hire revenues arranged by the Manager, which will survive the termination of the agreement until the termination of each charter party in force at such time. The estimated commission payable to the Manager over the minimum contractual charter revenues, discussed under (a) above, is $12,211. For vessel administrative and technical management fees, the Partnership paid during the year ended December 31, 2020, a daily management fee of $3.1 per vessel (Note 3(a)). On March 3, 2021, the Partnership entered into a new master management agreement (the “Master”) with Dynagas Ltd. (the “Manager”), which amends and supersedes the previous commercial, technical, crew, accounting and vessel administrative services management agreement (Note 14). Management fees for the period from January 1, 2021 to the date of the expiration of the agreements on December 31, 2030, adjusted for the 3% annual inflation in accordance with the terms of the Management Agreements, are estimated to amount to $69,080.